INCOME TAXES - Income before Income Taxes and Non-Controlling Interest and Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.	$ 547,969	$ 454,036	$ 380,681
Foreign	82,983	78,384	94,844
Earnings from continuing operations, before tax	630,952	532,420	$ 475,525
Deferred tax assets:
Net operating loss carryforwards	152,346	152,672
Tax credit carryforwards	102,012	68,787
Disallowed interest carryforwards	56,630	28,673
Stock-based compensation	16,073	14,274
Other	99,027	100,380
Total deferred tax assets	426,088	364,786
Less valuation allowance	(71,090)	(52,913)
Net deferred tax assets	354,998	311,873
Deferred tax liabilities:
Intangible assets	(44,200)	(43,568)
Right-of-use assets	(17,306)	(10,056)
Property and equipment	(17,218)	(3,275)
Other		(891)
Total deferred tax liabilities	(78,724)	(57,790)
Net deferred tax assets	$ 276,274	$ 254,083